Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Loss per Share
6
.
Loss per Share
Basic per share data is computed by dividing net income or loss applicable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted per share data is computed by dividing net income or loss applicable to common stockholders by the weighted average number of common shares outstanding during the period increased to include, if dilutive, the number of additional common shares that would have been outstanding as calculated using the treasury stock method. Potential common shares were related to outstanding but unexercised options, multiple series of convertible preferred stock, and warrants for all periods presented.
The following were excluded from the diluted loss per share calculation for the periods presented because their effect would be anti-dilutive:

	As of March 31,
	2024	2023
Outstanding stock options	303,133	134,283
Preferred stock	28,190	28,190
Outstanding warrants	142,733	142,733

Total	474,056	305,206

4. Loss per Share
The following were excluded from the diluted loss per share calculation for the periods presented because their effect would be anti-dilutive:

	For the Year Ended December 31,
	2023	2022
Outstanding stock options	140,109	78,334
Preferred stock	28,190	28,190
Outstanding warrants	142,733	142,758

Total	311,032	249,282